Government Loans (Details Narrative) - USD ($)			1 Months Ended							3 Months Ended	9 Months Ended		12 Months Ended
	May 01, 2020	May 01, 2020	Feb. 24, 2021	Sep. 02, 2020	Aug. 30, 2020	Aug. 28, 2020	Aug. 20, 2020	May 27, 2020	May 27, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Proceeds from loan											$ 193,625	$ 684,580
Interest expense										$ 5,000	$ 14,000	$ 1,400	$ 5,000
Tomkins County Area Development [Member]
Debt Instrument [Line Items]
Proceeds from loan						$ 75,000		$ 50,000	$ 50,000
Interest rate						2.50%		2.50%	2.50%
Frequency of payment						monthly		three	monthly
Periodic payments						$ 1,331		$ 1,443	$ 1,443
Loan term						5 years		4 years
Small Business Administration [Member]
Debt Instrument [Line Items]
Proceeds from loan		$ 10,000			$ 138,900
Interest rate					3.75%
Periodic payments					$ 678
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Proceeds from loan		$ 211,000
Paycheck Protection Program 2 [Member]
Debt Instrument [Line Items]
Proceeds from loan			$ 193,625
Interest rate			1.00%
Frequency of payment			60
Periodic payments			$ 3,300
Southern Tier Region Economic Development Corporation [Member]
Debt Instrument [Line Items]
Proceeds from loan	$ 10,000			$ 100,000
Interest rate				5.00%							3.75%
Frequency of payment				monthly							678
Periodic payments	$ 138,900			$ 2,072
Loan term				5 years							30 years
Equipment Loans [Member]
Debt Instrument [Line Items]
Proceeds from loan							$ 100,000
Interest rate							2.50%
Frequency of payment							monthly
Periodic payments							$ 1,775
Loan term							5 years